Customer Trust Funds (Tables)	12 Months Ended
Dec. 31, 2018
Investments Debt And Equity Securities [Abstract]
Schedule of Amortized Cost and Fair Values of Investments of Customer Trust Funds Available for Sale

Investments of Customer Trust Funds at December 31, 2018

	Amortized	Gross Unrealized		Fair
	Cost	Gain	Loss	Value
Money market securities, investments carried at cost and other cash equivalents	$876.9	$—	$—	$876.9
Available for sale investments:
U.S. government and agency securities	573.4	0.2	(11.4)	562.2
Canadian and provincial government securities	392.5	3.4	(1.4)	394.5
Corporate debt securities	495.0	0.5	(4.7)	490.8
Asset-backed securities	247.1	0.2	(2.7)	244.6
Mortgage-backed securities	8.5	—	(0.2)	8.3
Other securities	14.7	—	(0.1)	14.6
Total available for sale investments	1,731.2	4.3	(20.5)	1,715.0
Invested customer trust funds	2,608.1	$4.3	$(20.5)	2,591.9
Trust receivables	11.6			11.6
Total customer trust funds	$2,619.7			$2,603.5

Investments of Customer Trust Funds at December 31, 2017

	Amortized	Gross Unrealized		Fair
	Cost	Gain	Loss	Value
Money market securities, investments carried at cost and other cash equivalents	$2,309.3	$—	$—	$2,309.3
Available for sale investments:
U.S. government and agency securities	584.6	0.1	(7.1)	577.6
Canadian and provincial government securities	418.2	6.6	(1.5)	423.3
Corporate debt securities	472.3	0.8	(2.5)	470.6
Asset-backed securities	280.8	—	(1.8)	279.0
Mortgage-backed securities	15.0	—	(0.2)	14.8
Other securities	17.0	—	(0.2)	16.8
Total available for sale investments	1,787.9	7.5	(13.3)	1,782.1
Invested customer trust funds	4,097.2	$7.5	$(13.3)	4,091.4
Trust receivables	8.3			8.3
Total customer trust funds	$4,105.5			$4,099.7

Schedule of Unrealized Losses and Fair Value

The following represents the gross unrealized losses and the related fair value of the investments of customer trust funds available for sale, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2018.

	Less than 12 months		12 months or more		Total
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
U.S. government and agency securities	$(1.0)	$100.1	$(10.4)	$419.1	$(11.4)	$519.2
Canadian and provincial government securities	(0.1)	14.5	(1.3)	130.5	(1.4)	145.0
Corporate debt securities	(1.1)	136.6	(3.6)	204.6	(4.7)	341.2
Asset-backed securities	(0.2)	40.7	(2.5)	169.1	(2.7)	209.8
Mortgage-backed securities	—	—	(0.2)	8.2	(0.2)	8.2
Other securities	(a)	1.7	(0.1)	12.8	(0.1)	14.5
Total available for sale investments	$(2.4)	$293.6	$(18.1)	$944.3	$(20.5)	$1,237.9

(a)	These investments have been in an unrealized loss position; however, the amount of unrealized loss is less than $0.05.

Schedule of Amortized Cost and Fair Value of Investment Securities Available for Sale by Contractual Maturity

The amortized cost and fair value of investment securities available for sale at December 31, 2018, by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or to prepay obligations with or without call or prepayment penalties.

	December 31, 2018
	Cost	Fair Value
Due in one year or less	$1,139.4	$1,139.4
Due in one to three years	599.9	593.8
Due in three to five years	651.3	646.9
Due after five years	217.5	211.8
Invested customer trust funds	$2,608.1	$2,591.9